UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

 For the semi-annual distribution period from
June 29, 2007 to March 31, 2008

Commission File Number of issuing entity: 333-142252-01 ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 000-53134

ENTERGY TEXAS, INC.
 (Exact name of depositor and sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)
20-8834449
(IRS Employer Identification No.)
Capital Center 919 Congress Avenue, Suite 840 Austin, Texas	78701
(Address of principal executive offices of the issuing entity)	(Zip Code)

(409) 981-3000
(Registrant's Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-1			x
Senior Secured Transition Bonds, Series A, Tranche A-2			x
Senior Secured Transition Bonds, Series A, Tranche A-3			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes x	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is February 29, 2008.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated June 22, 2007, and related Prospectus, dated June 22, 2007, of Entergy Gulf States Reconstruction Funding I, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on June 26, 2007.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the April 1, 2008 distribution date for the initial semi-annual distribution period of June 29, 2007 to March 31, 2008.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

The Issuing Entity's registration statement on Form S-3 relating to the Series A Bonds, as amended (Registration Statement), Commission File Nos. 333-142252 and 333-142252-01, was declared effective by the SEC on June 7, 2007. The aggregate amount of Series A Bonds offered and sold was $329,500,000.

The Series A Bonds are the only securities offered and sold to date under the Registration Statement. The underwriters purchased the Series A Bonds for approximately $328 million. The proceeds to the Issuing Entity, net of expenses, was approximately $327 million. The following sets forth additional information regarding the Series A Bonds offering:

Tranche	Principal Amount
(millions)

A-1	$93.5
A-2	$121.6
A-3	$114.4

The Issuing Entity used the proceeds from the sale of the Series A Bonds to acquire the transition property relating to the Series A Bonds from Entergy Gulf States, Inc., as described in the Registration Statement.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1         Semi-annual Servicer's Certificate relating to the Series A Bonds, dated March 21, 2008.

*99.2         Monthly Servicer's Certificates for each month in the distribution period from June 29, 2007 to March 31, 2008.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1            Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on April 12, 2007 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity's Form S-3/A dated June 6, 2007).

3.2            Limited Liability Company Agreement of the Issuing Entity executed as of April 16, 2007 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity's Form S-3/A dated June 6, 2007).

4.1            Indenture dated as of June 29, 2007 between the Issuing Entity and The Bank of New York providing for the issuance of Senior Secured Transition Bonds, Series A (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

4.2            Form of Senior Secured Transition Bonds, Series A (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

10.1            Transition Property Purchase and Sale Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

10.2            Transition Property Servicing Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

10.3            Administration Agreement dated as of June 29, 2007 between the Issuing Entity and Entergy Gulf States, Inc., as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity's Report on Form 8-K dated July 9, 2007).

*99.1         Semi-annual Servicer's Certificate relating to the Series A Bonds, dated March 21, 2008.

*99.2 Monthly Servicer's Certificates for each month in the distribution period from June 29, 2007 to March 31, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC (Issuing Entity)

By: Entergy Texas, Inc., as servicer

By: /s/ Theodore H. Bunting, Jr.
Name: Theodore H. Bunting, Jr.
Title: Senior Vice President and Chief
Accounting Officer

Date: April 14, 2008

EXHIBIT INDEX

99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated March 21, 2008.

99.2 Monthly Servicer's Certificates for each month in the distribution period from June 29, 2007 to March 31, 2008.